UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


                Investment Company Act file number  (811-05037)
                                                    -----------


                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)


                            615 EAST MICHIGAN STREET
                            ------------------------
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)


                                ROBERT M. SLOTKY
                                ----------------
                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
                        2020 E. FINANCIAL WAY, STE. 100
                        -------------------------------
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)


                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code


Date of fiscal year end: MARCH 31, 2005
                         --------------


Date of reporting period:  DECEMBER 31, 2004
                           -----------------

Item 1. Schedule of Investments.

                             Perkins Discovery Fund

  SCHEDULE OF INVESTMENTS at December 31, 2004 (Unaudited)

  SHARES                                                              VALUE
  ------                                                              -----
  COMMON STOCKS: 91.9%

  CAPITAL GOODS: 6.4%
         10,000  AMX Corp.*<F1>                                   $  164,700
         22,500  Axsys Technologies, Inc.*<F1>                       395,550
                                                                  ----------
                                                                     560,250
                                                                  ----------

  COMMERCIAL SERVICES & SUPPLIES: 1.1%
         20,000  Diversified Security Solutions, Inc.*<F1>            99,000
                                                                  ----------

  DIVERSIFIED FINANCIALS: 7.7%
         30,000  Cash Systems, Inc.*<F1>                             274,200
         15,000  First Cash Financial Services, Inc.*<F1>            400,650
                                                                  ----------
                                                                     674,850
                                                                  ----------

  ENERGY: 4.4%
         20,000  Double Eagle Petroleum Co.*<F1>                     386,300
                                                                  ----------

  HEALTH CARE EQUIPMENT & SUPPLIES: 11.1%
        100,000  CardioGenesis Corp.*<F1>                             60,000
         31,000  Criticare Systems, Inc.*<F1>                        110,980
        125,000  Curon Medical, Inc.*<F1>                            218,750
         17,500  Matrixx Initiatives, Inc.*<F1>                      202,825
         25,000  Medwave, Inc.                                       122,250
         40,000  Urologix, Inc.*<F1>                                 258,800
                                                                  ----------
                                                                     973,605
                                                                  ----------

  HEALTH CARE PROVIDERS & SERVICES: 17.7%
         20,000  Air Methods Corp.*<F1>                              172,000
         15,000  American Dental Partners, Inc.*<F1>                 284,400
         27,500  American Shared Hospital Services                   163,350
         22,500  IntegraMed America, Inc.*<F1>                       263,272
         30,000  MEDTOX Scientific, Inc.*<F1>                        270,000
         17,500  National Home Health Care Corp.                     229,250
         12,500  Psychemedics Corp.                                  161,875
                                                                  ----------
                                                                   1,544,147
                                                                  ----------

  HOTELS RESTAURANTS & LEISURE: 1.7%
         30,000  Granite City Food & Brewery Ltd.*<F1>               147,000
                                                                  ----------

  MATERIALS: 1.0%
        200,000  Wits Basin Precious Minerals, Inc.*<F1>              90,000
                                                                  ----------

  MEDIA: 13.0%
         50,000  Navarre Corp.*<F1>                                  880,000
         15,000  WPT Enterprises, Inc.*<F1>                          255,000
                                                                  ----------
                                                                   1,135,000
                                                                  ----------

  PHARMACEUTICALS & BIOTECHNOLOGY: 2.0%
         40,000  Alfacell Corp.*<F1>                                 173,600
                                                                  ----------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 0.7%
        100,000  Micro Component Technology, Inc.*<F1>                56,000
                                                                  ----------

  SOFTWARE & SERVICES: 4.2%
          7,000  Analysts International Corp.*<F1>                    28,000
         40,000  Datalink Corp.*<F1>                                 117,200
        150,000  Internet America, Inc.*<F1>                         217,500
                                                                  ----------
                                                                     362,700
                                                                  ----------

  SURGICAL AND MEDICAL INSTRUMENTS & APPARATUS: 1.7%
         25,000  CABG Medical, Inc*<F1>                              149,750
                                                                  ----------

  TECHNOLOGY HARDWARE & EQUIPMENT: 13.3%
         25,000  CellStar Corp.*<F1>                                 111,250
         35,000  Delphax Technologies, Inc.*<F1>                     138,250
         30,000  Innovex, Inc.*<F1>                                  163,500
         30,000  Norstan, Inc.*<F1>                                  166,200
         50,000  Pemstar, Inc.*<F1>                                   90,500
         30,000  RF Monolithics, Inc.*<F1>                           250,500
         15,000  Rimage Corp.*<F1>                                   240,900
                                                                  ----------
                                                                   1,161,100
                                                                  ----------

  TELECOMMUNICATION SERVICES: 1.3%
         70,000  Multiband Corp.*<F1>                                113,190
                                                                  ----------

  TRANSPORTATION: 4.6%
         20,000  Dynamex, Inc.*<F1>                                  370,600
        100,000  Velocity Express Corp.*<F1>                          28,000
                                                                  ----------
                                                                     398,600
                                                                  ----------
  TOTAL COMMON STOCKS
    (cost $5,630,839)                                              8,025,092
                                                                  ----------

  RIGHTS: 0.0%
  SOFTWARE & SERVICES: 0.0%
          2,500  Intelli-Check, Inc. Rts., Exp. 6/30/05*<F1>               -
                                                                  ----------

  TOTAL RIGHTS:
    (cost $0)                                                              -
                                                                  ----------

  WARRANTS: 0.0%
  HEALTH CARE EQUIPMENT & SUPPLIES: 0.0%
          4,500  Hypertension Diagnostics, Inc. Wts.,
                   Exp. 1/23/06*<F1>                                     315
                                                                  ----------

  TECHNOLOGY HARDWARE & EQUIPMENT: 0.0%
          4,000  Radyne ComStream, Inc. Wts.,
                   Exp. 2/7/05*<F1>                                    2,040
                                                                  ----------

  TOTAL WARRANTS:
    (cost $0)                                                          2,355
                                                                  ----------

  SHARES                                                              VALUE
  ------                                                              -----
  SHORT-TERM INVESTMENT: 9.7%
  MONEY MARKET INVESTMENT: 9.7%
        846,911  SEI Daily Income Trust Government
                   Fund - Class B (cost $846,911)                 $  846,911
                                                                  ----------

  TOTAL INVESTMENTS IN SECURITIES
    (cost $6,477,750):  101.6%                                     8,874,358
  Liabilities in Excess of Other Assets:  (1.6)%                    (143,979)
                                                                  ----------
  NET ASSETS:    100.0%                                           $8,730,379
                                                                  ----------
                                                                  ----------

  *<F1>  Non-income producing security.



                            Perkins Opportunity Fund

  SCHEDULE OF INVESTMENTS at December 31, 2004 (Unaudited)

  SHARES                                                              VALUE
  ------                                                              -----
  COMMON STOCKS: 92.3%

  COMMERCIAL SERVICES & SUPPLIES: 14.1%
         17,500  Coinstar, Inc.*<F2>                             $   469,525
        100,000  Danka Business Systems PLC ADR*<F2>                 316,000
         10,000  Deluxe Corp.                                        373,300
         12,500  G&K Services, Inc.                                  542,750
         10,000  School Specialty, Inc.*<F2>                         385,600
                                                                 -----------
                                                                   2,087,175
                                                                 -----------

  DIVERSIFIED FINANCIALS: 9.6%
         35,000  Cash America International, Inc.                  1,040,550
         20,000  QC Holdings, Inc.*<F2>                              383,200
                                                                 -----------
                                                                   1,423,750
                                                                 -----------

  HEALTH CARE EQUIPMENT & SERVICES:16.9%
         50,000  ATS Medical, Inc.*<F2>                              233,000
         21,668  Britesmile, Inc.*<F2>                               162,293
        437,500  Health Fitness Corp.*<F2>                         1,268,750
         27,500  Possis Medical, Inc.*<F2>                           370,700
        476,900  SpectraScience, Inc.*<F2>+<F5>                       85,842
         12,500  SurModics, Inc.*<F2>                                406,375
                                                                 -----------
                                                                   2,526,960
                                                                 -----------

  HOTELS RESTAURANTS & LEISURE: 1.9%
         25,000  Empire Resorts, Inc.*<F2>                           278,750
                                                                 -----------

  MEDIA: 14.7%
        725,000  Insignia Systems, Inc.*<F2>^<F4>                  1,580,500
         35,000  WPT Enterprises, Inc.*<F2>                          595,000
                                                                 -----------
                                                                   2,175,500
                                                                 -----------

  PHARMACEUTICALS & BIOTECHNOLOGY: 0.6%
          5,920  Cambridge Antibody Technology
                   Group PLC ADR*<F2>                                 83,875
                                                                 -----------

  RETAILING: 20.9%
         87,500  Appliance Recycling Centers
                   of America, Inc.*<F2>                             402,500
         25,000  Guitar Center, Inc.*<F2>                          1,317,250
         30,000  Regis Corp.                                       1,384,500
                                                                 -----------
                                                                   3,104,250
                                                                 -----------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 0.7%
        175,000  Micro Component Technology, Inc.*<F2>                98,000
                                                                 -----------

  TECHNOLOGY HARDWARE & EQUIPMENT: 12.9%
        100,000  ADC Telecommunications, Inc.*<F2>                   268,000
        100,000  Ciprico, Inc.*<F2>                                  405,000
        400,000  Integrated Security Systems, Inc.*<F2>              200,000
         25,000  M-Systems Flash Disk
                   Pioneers Ltd.*<F2>#<F3>                           493,000
        100,000  Norstan, Inc.*<F2>                                  554,000
                                                                 -----------
                                                                   1,920,000
                                                                 -----------

  TOTAL COMMON STOCKS
    (cost $16,284,037)                                            13,698,260
                                                                 -----------

  SHARES                                                             VALUE
  ------                                                             -----
  SHORT-TERM INVESTMENT: 5.5%
  MONEY MARKET INVESTMENT: 5.5%
        817,079  SEI Daily Income Trust Government
                   Fund - Class B (cost $817,079)                    817,079
                                                                 -----------

  TOTAL INVESTMENTS IN SECURITIES
    (cost $17,101,116):  97.8%                                    14,515,339
  Other Assets in Excess of Liabilities - 2.2%                       330,065
                                                                 -----------
  NET ASSETS:    100.0%                                          $14,845,404
                                                                 -----------
                                                                 -----------

     ADR   American Depositary Receipt.
  * <F2>   Non-income producing security.
  # <F3>   U.S. security of foreign issuer.
  ^ <F4> Affiliated company, as defined in Section 2(a)(3) of the Investment Company Act of 1940.During the nine months ended December 31, 2004, the Fund had no transactions with the affiliated company.
  + <F5> Security valued at its fair value under the supervision of the Board of Trustees.

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.
Separate certifications for the President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.


SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------

     By (Signature and Title)*<F6>  /s/Robert M. Slotky
                                    ---------------------------
                                    Robert M. Slotky, President

     Date  February 24, 2005
           ------------------



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F6>  /s/Robert M. Slotky
                                    ---------------------------
                                    Robert M. Slotky, President

     Date  February 24, 2005
           -----------------

     By (Signature and Title)*<F6>  /s/Eric W. Falkeis
                                    --------------------------
                                    Eric W. Falkeis, Treasurer

     Date  February 24, 2005
           -----------------

* <F6> Print the name and title of each signing officer under his or her signature.